Stockholders' Equity - Schedule of Redeemable Convertible Preferred Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Temporary Equity [Line Items]
Dividend percentage	9.00%
Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Date Issued		Sep. 30, 2014	Sep. 30, 2014
Share price		$ 1,000	$ 1,000
Shares authorized		0	500,000
Shares issued		0	223,987
Shares outstanding		0	223,987	222,898	223,084
Liquidation preference			$ 275,463
Dividend percentage		0.00%	9.00%